Subsequent Event	12 Months Ended
Dec. 31, 2025
Subsequent Event [Abstract]
SUBSEQUENT EVENT
25.	subsequent event

On January 28, 2026, Solaris has entered a second option agreement with ENAMI EP to acquire up to a 100% interest in new explorations areas. New areas interpreted to host significant copper mineralization, characterized by widespread potassic alteration typical of large copper porphyry systems. The award of the Solaris 2 areas follows a process established by ENAMI EP pursuant to which credentialed bidders submit nonbinding proposals for proposed minimum investments on the new areas. The award is subject to entry into a definitive framework agreement for the new areas, with the terms expected to include: (i) an upfront payment to ENAMI EP of $250; (ii) a proposed minimum exploration program of $25,000 over the 4 year exploration phase; (iii) up to $1,750 subject to the achievement of certain milestones and (iv) the exclusive option to acquire the claims from ENAMI EP at a price to be determined by independent experts. The award follows the same commercial structure as the Solaris 1 earn in arrangement.